Revenue - Summary of Company's Revenue and Non-current Assets (Detail) - CAD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 2,906,100		$ 7,434,319		$ 9,604,729		$ 21,426,348		$ 25,596,972	$ 26,928,439	$ 18,340,249
Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									25,596,972	26,928,439	18,340,249
Canada [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	1,793,547	[1]	3,908,593	[1]	3,064,814	[1]	11,760,782	[1]	10,733,922	13,832,691	$ 10,889,542
Americas [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	435,958		1,813,304		3,603,887		4,484,977
Asia-Pacific [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	410,432		1,562,398		2,116,289		4,860,571
Other [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	$ 266,163		$ 150,024		$ 819,739		$ 320,018		$ 1,454,879	$ 805,306

[1]	Includes impact of previously recognized revenue for contract modification as explained in tables above.